CENTRAL VERMONT PUBLIC SERVICE CORPORATION
77 GROVE STREET
RUTLAND, VT   05701

November 29, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Room 3119
Washington, DC   20549

Gentlemen:

Submitted herewith is the Company's response to the comment letter dated October 19, 2006 received from Mr. Michael Moran, Accounting Branch Chief at the Securities and Exchange Commission.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,

/s/ Mary C. Marzec

Mary C. Marzec
Assistant Corporate Secretary